REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
CONTRACT BALANCES
    The timing of revenue recognition, invoicing and cash collections results in trade receivables and deferred revenue (contract liabilities) on the Consolidated Balance Sheets. Trade receivables are recorded when we have an unconditional right to consideration for completed performance under the contract. Contract liabilities relate to payments received in advance of performance under the contract. Contract liabilities are recognized as revenue as (or when) we perform under the contract.
The following table contains contract balances recorded in the Consolidated Balance Sheets at December 31, 2024 and 2023:

Year	2024	2023	Balance Sheet Location
Contract assets
Trade receivables, net (a)	$8,006	$13,081	Trade receivables
Contract liabilities
Deferred revenue, current (b)	20,902	19,012	Deferred revenue
Deferred revenue, non-current (c)	10,697	11,294	Long-term deferred revenue

(a)The decrease in trade receivables was primarily driven by timing of sales in our timber segments.
(b)The increase in deferred revenue, current is primarily driven by the current portion of carbon capture and storage contracts entered into during 2024, partially offset by the satisfaction of post-closing obligations on real estate sales and the timing of advance payments on non-timber and stumpage contracts.
(c)The decrease in deferred revenue, non-current is primarily driven by a decrease in the non-current portion of carbon capture and storage contracts.
    The following table summarizes revenue recognized during the years ended December 31, 2024 and 2023 that was included in the contract liability balance at the beginning of each year:

	Year Ended December 31,
	2024	2023
Revenue recognized from contract liability balance at the beginning of the year (a)	$26,534	$21,187

(a)Revenue recognized was primarily from hunting licenses, carbon capture and storage (“CCS”), the use of advances on pay-as-cut timber sales, and the satisfaction of post closing obligations on net real estate sales.

    The following tables present our revenue from contracts with customers disaggregated by product type for the years ended December 31, 2024, 2023 and 2022:

Year Ended	Southern Timber	Pacific Northwest Timber	Real Estate	Total
December 31, 2024
Pulpwood	$94,820	$5,473	—	$100,293
Sawtimber	99,636	89,726	—	189,362
Hardwood	4,967	—	—	4,967
Total Timber Sales	199,423	95,199	—	294,622
Trading (a)	1,223	7,233	—	8,456
License Revenue, primarily from Hunting	21,164	942	—	22,106
Land Based Solutions (b)	14,518	50	—	14,568
Other Non-Timber Revenue	15,314	4,595	—	19,909
Total Non-Timber Sales	52,219	12,820	—	65,039
Improved Development	—	—	30,754	30,754
Unimproved Development	—	—	12,400	12,400
Rural	—	—	72,913	72,913
Timberland & Non-Strategic	—	—	610	610
Conservation Easements	—	—	1,101	1,101
Deferred Revenue/Other (c)	—	—	14,001	14,001
Large Dispositions	—	—	495,000	495,000
Total Real Estate Sales	—	—	626,779	626,779
Revenue from Contracts with Customers	251,642	108,019	626,779	986,440
Lease Revenue	—	—	1,489	1,489
Intersegment	—	—	—	—
Total Revenue	$251,642	$108,019	$628,268	$987,929
December 31, 2023
Pulpwood	$99,035	$8,410	—	$107,445
Sawtimber	123,312	109,446	—	232,758
Hardwood	4,279	—	—	4,279
Total Timber Sales	226,626	117,856	—	344,482
Trading (a)	1,006	9,131	—	10,137
License Revenue, primarily from Hunting	23,130	1,344	—	24,474
Land Based Solutions (b)	3,989	1,355	—	5,344
Other Non-Timber Revenue	10,383	3,590	—	13,973
Total Non-Timber Sales	38,508	15,420	—	53,928
Improved Development	—	—	30,707	30,707
Unimproved Development	—	—	114	114
Rural	—	—	99,665	99,665
Timberland & Non-Strategic	—	—	3,347	3,347
Deferred Revenue/Other (c)	—	—	12,516	12,516
Large Dispositions	—	—	242,200	242,200
Total Real Estate Sales	—	—	388,549	388,549
Revenue from Contracts with Customers	265,134	133,276	388,549	786,959
Lease Revenue	—	—	1,414	1,414
Total Revenue	$265,134	$133,276	$389,963	$788,373

Year Ended	Southern Timber	Pacific Northwest Timber	Real Estate	Total
December 31, 2022
Pulpwood	$126,884	$15,094	—	$141,978
Sawtimber	92,512	141,541	—	234,053
Hardwood	17,216	—	—	17,216
Total Timber Sales	236,612	156,635	—	393,247
Trading (a)	487	12,250	—	12,737
License Revenue, primarily from Hunting	21,135	1,069	—	22,204
Land Based Solutions (b)	1,067	7	—	1,074
Other Non-Timber Revenue	5,387	4,526	—	9,913
Total Non-Timber Sales	28,076	17,852	—	45,928
Improved Development	—	—	35,413	35,413
Rural	—	—	59,485	59,485
Timberland & Non-Strategic	—	—	11,400	11,400
Deferred Revenue/Other (c)	—	—	(38)	(38)
Large Dispositions	—	—	30,471	30,471
Total Real Estate Sales	—	—	136,731	136,731
Revenue from Contracts with Customers	264,688	174,487	136,731	575,906
Lease Revenue	—	—	1,277	1,277
Total Revenue	$264,688	$174,487	$138,008	$577,183

(a)    Consists of log trading sales which are now included in the Southern Timber and Pacific Northwest Timber segments. See Note 3 — Segment and Geographical Information for further discussion of our reportable segments.
(b)    Consists primarily of sales from carbon capture and storage (“CCS”) and solar energy contracts and conservation easements for habitat protection.
(c)    Includes deferred revenue adjustments, builder price participation and marketing fees related to Improved Development sales.
The following table presents our timber sales disaggregated by contract type for the years ended December 31, 2024, 2023 and 2022:

Year Ended	Southern Timber	Pacific Northwest Timber	Total
December 31, 2024
Stumpage Pay-as-Cut	$97,369	$8	$97,377
Stumpage Lump Sum	827	8,228	9,055
Total Stumpage	98,196	8,236	106,432

Delivered Wood (Domestic)	96,492	83,041	179,533
Delivered Wood (Export)	4,735	3,922	8,657
Total Delivered	101,227	86,963	188,190

Total Timber Sales	$199,423	$95,199	$294,622

December 31, 2023
Stumpage Pay-as-Cut	$109,583	—	$109,583
Stumpage Lump Sum	387	2,654	3,041
Total Stumpage	109,970	2,654	112,624

Delivered Wood (Domestic)	108,354	102,533	210,887
Delivered Wood (Export)	8,302	12,669	20,971
Total Delivered	116,656	115,202	231,858

Total Timber Sales	$226,626	$117,856	$344,482

December 31, 2022
Stumpage Pay-as-Cut	$98,967	—	$98,967
Stumpage Lump Sum	1,022	7,770	8,792
Total Stumpage	99,989	7,770	107,759

Delivered Wood (Domestic)	125,136	137,421	262,557
Delivered Wood (Export)	11,487	11,444	22,931
Total Delivered	136,623	148,865	285,488

Total Timber Sales	$236,612	$156,635	$393,247
SIGNIFICANT CUSTOMERS
For the year ended December 31, 2024, we closed on four Large Disposition transactions for a total of $495.0 million, representing approximately 50% of consolidated sales. Individually, each large disposition represents 10% or more of consolidated sales. For the year ended December 31, 2023, we closed on a 55,000-acre Large Disposition to Manulife Investment Management on behalf of clients for $242.2 million, representing approximately 31% of consolidated sales. For the year ended December 31, 2022, no individual customer (or group of customers under common control) represented 10% or more of consolidated sales.